Schedule of Investments
November 30, 2021
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.93%
Alabama–1.50%
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(a)	4.00%	12/01/2025	$28,000	$ 31,253,642
Black Belt Energy Gas District (The) (No. 6); Series 2021 B, RB(a)	4.00%	12/01/2026	5,000	5,710,237
Selma (City of), AL Industrial Development Board (International Paper Co.); Series 2019, Ref. RB(a)	2.00%	10/01/2024	2,000	2,083,984
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(a)(b)	0.97%	04/01/2024	8,625	8,705,217
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(a)(b)	0.70%	04/01/2024	2,875	2,907,373
				50,660,453
Alaska–0.25%
Alaska (State of); Series 2015 B, Ref. GO Bonds	5.00%	08/01/2028	1,000	1,156,760
Alaska (State of) Municipal Bond Bank Authority; Series 2016-3, Ref. RB	5.00%	12/01/2025	4,635	5,434,500
Northern Tobacco Securitization Corp.; Series 2021 B-1, Ref. RB	4.00%	06/01/2050	1,750	1,995,304
				8,586,564
Arizona–2.78%
Arizona (State of);
Series 2019, Ref. RB(c)	5.00%	07/01/2026	10,000	11,987,537
Series 2019, Ref. RB(c)	5.00%	07/01/2027	10,500	12,950,663
Arizona (State of) Health Facilities Authority (Banner Health);
Series 2014 A, RB(a)(c)	4.00%	01/01/2024	5,000	5,380,009
Series 2015 C, VRD RB (LOC - Bank Of America N.A.)(d)(e)	0.01%	01/01/2046	8,250	8,250,000
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. RB(a)(c)	5.00%	02/01/2022	1,000	1,007,892
Arizona (State of) Industrial Development Authority; Series 2019-2, Class A, Ctfs.	3.63%	05/20/2033	15,427	17,293,892
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2023	550	557,839
Series 2019 A, RB	5.00%	01/01/2024	555	569,416
Series 2019 A, RB	5.00%	01/01/2025	605	626,077
Series 2019 A, RB	5.00%	01/01/2026	735	765,487
Series 2019 A, RB	5.00%	01/01/2027	800	834,006
Series 2019 B, RB	5.00%	01/01/2043	2,520	2,393,927
Arizona (State of) Water Infrastructure Finance Authority; Series 2014 A, Ref. RB	5.00%	10/01/2024	5,000	5,652,117
Glendale Municipal Property Corp.; Series 2012 C, Ref. RB	4.00%	07/01/2038	100	103,046
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2016 A, RB(f)	5.00%	02/15/2026	1,150	1,255,480
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group); Series 2017 C, RB(a)	5.00%	10/18/2024	7,500	8,486,543
Maricopa (County of), AZ Special Health Care District;
Series 2018 C, GO Bonds	5.00%	07/01/2024	2,000	2,229,741
Series 2018 C, GO Bonds	5.00%	07/01/2025	2,475	2,858,123
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.25%	06/01/2034	1,450	1,484,527
Phoenix Civic Improvement Corp.;
Series 2014 B, Ref. RB	5.00%	07/01/2027	2,450	2,736,132
Series 2017 D, Ref. RB	5.00%	07/01/2024	5,080	5,677,468
Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	750	750,506
				93,850,428
California–7.13%
ABAG Finance Authority for Nonprofit Corps. (Sharp Healthcare); Series 2014 A, RB	5.00%	08/01/2043	250	268,479
Bay Area Toll Authority;
Series 2007 G1, VRD RB (LOC - Bank of America N.A.)(d)(e)	0.03%	04/01/2047	3,650	3,650,000
Series 2019 B, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(d)(e)	0.03%	04/01/2053	2,900	2,900,000
Cabrillo Unified School District; Series 2015 B, GO Bonds	4.00%	08/01/2044	570	608,684
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of);
Series 2003 B-1, VRD GO Bonds (LOC - Barclays Bank PLC)(d)(e)	0.01%	05/01/2033	$ 2,000	$ 2,000,000
Series 2004 A-3, VRD GO Bonds(d)	0.01%	05/01/2034	11,050	11,050,000
Series 2012, GO Bonds	5.00%	04/01/2042	3,000	3,046,359
Series 2013 E, GO Bonds (SIFMA Municipal Swap Index + 0.43%)(a)(b)	0.48%	12/01/2023	7,000	7,013,754
Series 2013, Ref. GO Bonds	5.00%	10/01/2026	20,545	21,820,812
Series 2017, GO Bonds	5.00%	08/01/2046	15,000	17,712,643
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2021 A, RB(a)	4.00%	12/01/2027	6,500	7,521,343
Series 2021 B-1, RB(a)	4.00%	08/01/2031	5,000	6,059,526
California (State of) Health Facilities Financing Authority; Series 2019, RB	5.00%	11/15/2030	1,100	1,244,051
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 A, RB	5.00%	10/01/2027	1,705	1,916,042
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health System); Series 2016 B-2, Ref. RB(a)	4.00%	10/01/2024	5,000	5,509,957
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2033	5,500	5,896,074
California (State of) Housing Finance Agency; Series 2021 A, RB	3.25%	08/20/2036	4,350	4,933,735
California (State of) Infrastructure & Economic Development Bank; Series 2019, Ref. RB(a)	1.75%	08/01/2026	5,240	5,434,084
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	4.00%	06/01/2026	1,465	1,567,129
California (State of) Municipal Finance Authority (Humangood Obligation Group);
Series 2019 A, Ref. RB	4.00%	10/01/2028	750	861,931
Series 2019 A, Ref. RB	4.00%	10/01/2029	1,000	1,144,182
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing);
Series 2019, RB (INS - BAM)(g)	5.00%	05/15/2024	350	389,051
Series 2019, RB (INS - BAM)(g)	5.00%	05/15/2025	500	575,332
California (State of) Public Finance Authority (Enso Village); Series 2021 B-3, RB(f)	2.13%	11/15/2027	1,000	1,009,233
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(f)	2.38%	11/15/2028	1,500	1,516,622
California (State of) Public Finance Authority (Sharp HealthCare); Series 2017 B, VRD RB (LOC - Barclays Bank PLC)(d)(e)	0.01%	08/01/2052	8,280	8,280,000
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/2042	220	223,429
Golden State Tobacco Securitization Corp.;
Series 2017 A-1, Ref. RB	5.00%	06/01/2024	6,500	7,233,531
Series 2017 A-1, Ref. RB	5.00%	06/01/2025	10,000	11,522,795
Series 2017 A-1, Ref. RB	5.00%	06/01/2028	11,765	14,248,015
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, GO Bonds (INS - AGC)(g)(h)	0.00%	08/01/2025	3,000	2,911,170
Jurupa (City of), CA Public Financing Authority; Series 2014 A, Ref. RB	5.00%	09/01/2027	750	837,304
Livermore (City of), CA Redevelopment Agency Successor Agency; Series 2016 A, Ref. RB (INS - BAM)(g)	5.00%	08/01/2025	200	225,233
Los Angeles (City of), CA Department of Airports; Series 2012 B, RB	5.00%	05/15/2035	11,370	11,615,021
Los Angeles (City of), CA Department of Water & Power; Series 2014 D, RB	5.00%	07/01/2039	1,500	1,670,254
Madera Unified School District; Series 2018, COP (INS - BAM)(g)	5.00%	09/01/2034	500	501,574
Mizuho Floater/Residual Trust; Series 2020, VRD RB(d)(f)	0.30%	10/01/2036	18,635	18,635,000
Poway Unified School District; Series 2014, Ref. GO Bonds	5.00%	08/01/2026	1,300	1,455,702
Regents of the University of California Medical Center; Series 2013 J, RB	5.00%	05/15/2043	4,000	4,262,570
Rowland Unified School District (Election of 2006); Series 2009 B, GO Bonds(h)	0.00%	08/01/2023	1,300	1,290,921
Sacramento (County of), CA;
Series 2018 B, Ref. RB(c)	5.00%	07/01/2022	750	770,623
Series 2018 B, Ref. RB	5.00%	07/01/2023	1,000	1,074,822
San Diego Association of Governments (Mid-Coast Corridor Transit) (Green Bonds); Series 2019 A, RB	5.00%	11/15/2025	3,000	3,401,388
San Francisco (City & County of), CA; Series 2013 B, COP	4.75%	03/01/2038	1,500	1,575,737
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2016, RB	5.00%	05/01/2046	10,000	11,771,889
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2027	1,500	1,836,700
Series 2019, Ref. RB	5.00%	06/01/2028	1,500	1,881,520
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Torrance Unified School District (Election of 2008-Measure Z);
Series 2009 B-1, GO Bonds(h)	0.00%	08/01/2022	$ 1,900	$ 1,897,529
Series 2009 B-1, GO Bonds(h)	0.00%	08/01/2023	2,000	1,988,012
Tustin Unified School District (Community Facilities District No. 88-1);
Series 2015, Ref. RB (INS - BAM)(g)	5.00%	09/01/2022	1,500	1,551,518
Series 2015, Ref. RB (INS - BAM)(g)	5.00%	09/01/2023	1,000	1,080,192
Tustin Unified School District (Community Facilities District No. 97-1);
Series 2015 A, Ref. RB	5.00%	09/01/2022	1,000	1,031,432
Series 2015 A, Ref. RB	5.00%	09/01/2023	650	700,699
Series 2015 A, Ref. RB	5.00%	09/01/2024	1,500	1,675,743
University of California;
Series 2013 AI, RB	5.00%	05/15/2038	5,835	6,212,737
Series 2013 AL-2, Ref. VRD RB(d)	0.01%	05/15/2048	1,000	1,000,000
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	1,000	1,283,378
				241,295,461
Colorado–1.38%
Arkansas (State of) River Power Authority; Series 2006, RB(c)	5.88%	10/01/2026	3,500	4,003,731
Colorado (State of); Series 2018 A, COP	5.00%	12/15/2023	2,000	2,189,905
Colorado (State of) Health Facilities Authority (Adventhealth Obligated); Series 2019, Ref. RB(a)	5.00%	11/19/2026	8,500	10,287,595
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 B, RB(a)	5.00%	11/20/2025	4,600	5,407,939
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 B-1, Ref. RB(a)	5.00%	08/01/2025	7,500	8,556,314
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB	5.50%	01/01/2035	1,820	2,004,454
Colorado Springs (City of), CO; Series 2018 A-1, Ref. RB	5.00%	11/15/2023	2,990	3,265,859
Denver (City & County of), CO;
Series 2012 B, RB	5.00%	11/15/2025	2,000	2,091,063
Series 2012 B, RB	4.00%	11/15/2031	1,000	1,035,432
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(f)	3.75%	12/01/2029	500	517,446
Prairie Center Metropolitan District No. 7; Series 2020, GO Bonds	4.13%	12/15/2036	865	934,372
Public Authority for Colorado Energy;
Series 2008, RB	6.13%	11/15/2023	705	762,546
Series 2008, RB	6.25%	11/15/2028	2,000	2,503,199
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/15/2027	130	149,820
Series 2019, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/15/2028	125	143,838
Series 2019, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/15/2029	125	143,595
Series 2019, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/15/2030	125	143,498
Series 2020, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/01/2026	385	461,190
Series 2020, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/01/2027	400	491,207
Series 2020, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/01/2028	415	521,559
Series 2020, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/01/2029	420	538,479
Series 2020, Ref. GO Bonds (INS - AGM)(g)	5.00%	12/01/2030	435	556,014
				46,709,055
Connecticut–1.12%
Connecticut (State of);
Series 2013 A, GO Bonds (SIFMA Municipal Swap Index + 0.85%)(b)	0.90%	03/01/2022	5,000	5,006,987
Series 2014 D, GO Bonds	5.00%	06/15/2028	550	612,727
Series 2015 B, GO Bonds (INS - AGM)(g)	5.00%	06/15/2031	3,500	4,039,831
Series 2018 C, GO Bonds	5.00%	06/15/2022	1,350	1,385,221
Series 2018 C, GO Bonds	4.00%	06/15/2024	7,035	7,675,330
Connecticut (State of) (Transportation Infrastructure);
Series 2018, RB	5.00%	01/01/2023	9,000	9,464,596
Series 2018, RB	5.00%	01/01/2027	3,000	3,636,428
Connecticut (State of) Health & Educational Facilities Authority (Yale New Haven Health);
Series 2014 A, RB	5.00%	07/01/2030	1,010	1,124,362
Series 2014 E, RB	5.00%	07/01/2031	785	873,242
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB(c)	4.00%	07/01/2022	2,590	2,648,199
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–(continued)
New Haven (City of), CT; Series 2018 A, GO Bonds	5.00%	08/01/2025	$ 1,160	$ 1,340,928
				37,807,851
Delaware–0.01%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(d)(e)	0.05%	05/01/2036	450	450,000
District of Columbia–0.40%
District of Columbia (Georgetown University);
Series 2017, Ref. RB(c)	5.00%	04/01/2023	1,000	1,061,531
Series 2017, Ref. RB(c)	5.00%	04/01/2024	1,500	1,657,405
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(d)(e)	0.05%	08/15/2038	2,585	2,585,000
District of Columbia Water & Sewer Authority;
Series 2012 A, RB	5.00%	10/01/2030	1,000	1,039,329
Series 2015 B, RB	5.00%	10/01/2036	1,045	1,213,976
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	5.00%	10/01/2026	5,000	6,025,147
				13,582,388
Florida–2.66%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics);
Series 2014 A, RB	5.00%	12/01/2044	250	279,469
Series 2019, Ref. RB	5.00%	12/01/2021	500	500,000
Series 2019, Ref. RB	5.00%	12/01/2022	600	627,773
Brevard County School District; Series 2013 A, Ref. COP	5.00%	07/01/2024	2,000	2,144,357
Broward (County of), FL; Series 2012 B, Ref. RB	5.00%	10/01/2023	3,555	3,695,979
Broward (County of), FL School Board; Series 2017 C, Ref. COP	5.00%	07/01/2025	5,000	5,783,622
Citizens Property Insurance Corp.;
Series 2012 A-1, RB	5.00%	06/01/2022	8,000	8,190,843
Series 2015 A-1, RB	5.00%	06/01/2025	6,000	6,806,409
Florida (State of) (Department of Transportation); Series 2016 A, Ref. GO Bonds	5.00%	07/01/2025	2,610	3,032,175
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology);
Series 2019, RB	5.00%	10/01/2022	495	513,013
Series 2019, RB	5.00%	10/01/2024	350	390,325
Series 2019, RB	5.00%	10/01/2025	475	546,416
Florida (State of) Mid-Bay Bridge Authority;
Series 2015 A, Ref. RB	5.00%	10/01/2022	2,485	2,571,066
Series 2015 A, Ref. RB	5.00%	10/01/2023	1,000	1,079,059
Florida (State of) Municipal Power Agency (All-Requirements Power Supply);
Series 2017 A, Ref. RB	5.00%	10/01/2026	4,000	4,796,918
Series 2019 A, Ref. RB	5.00%	10/01/2026	5,200	6,235,993
Florida Development Finance Corp. (Mayflower Retirement Community); Series 2021, Ref. RB(f)	2.38%	06/01/2027	835	837,753
Halifax Hospital Medical Center; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(d)(e)	0.05%	06/01/2048	910	910,000
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2018 F, RB	5.00%	10/01/2023	1,250	1,357,213
Series 2018 F, RB	5.00%	10/01/2024	1,050	1,185,672
Hillsborough (County of), FL School Board; Series 2015, Ref. RB (INS - AGM)(g)	5.00%	10/01/2022	1,500	1,558,350
Hillsborough County School Board; Series 2015 A, Ref. COP	5.00%	07/01/2029	1,100	1,262,260
Jacksonville (City of), FL; Series 2012 C, Ref. RB	5.00%	10/01/2032	1,000	1,039,157
JEA Water & Sewer System; Series 2017 A, Ref. RB	5.00%	10/01/2025	4,500	5,259,285
Manatee (County of), FL School District; Series 2017, RB (INS - AGM)(g)	5.00%	10/01/2024	2,600	2,924,956
Miami-Dade (County of), FL;
Series 2015 B, Ref. GO Bonds	4.00%	07/01/2033	4,000	4,356,715
Series 2016 A, Ref. RB	5.00%	10/01/2041	7,220	8,586,877
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2012 A, RB	5.00%	04/01/2042	220	231,445
Orlando (City of) & Orange (County of), FL Expressway Authority; Series 2013, Ref. RB(a)(c)	5.00%	07/01/2023	2,415	2,592,501
Polk (County of), FL; Series 2014 C, Ref. RB	4.25%	10/01/2034	1,590	1,758,313
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(d)(e)	0.05%	07/01/2037	5,505	5,505,000
School Board of Miami-Dade County (The); Series 2016 C, Ref. COP	3.25%	02/01/2033	540	540,828
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2024	$ 145	$ 155,988
Series 2021, Ref. RB	4.00%	12/15/2025	180	196,893
Series 2021, Ref. RB	4.00%	12/15/2026	185	204,981
Series 2021, Ref. RB	4.00%	12/15/2027	215	240,893
Series 2021, Ref. RB	4.00%	12/15/2028	200	225,991
Series 2021, Ref. RB	4.00%	12/15/2029	220	248,993
Series 2021, Ref. RB	4.00%	12/15/2030	200	225,014
Series 2021, Ref. RB	4.00%	12/15/2031	205	229,643
Tallahassee (City of), FL; Series 2018, RB	5.00%	10/01/2033	1,000	1,124,381
				89,952,519
Georgia–1.51%
Atlanta (City of), GA;
Series 2009 B, RB (INS - AGM)(g)	5.25%	11/01/2027	2,000	2,432,898
Series 2014 A, Ref. RB	5.00%	01/01/2030	620	679,557
Series 2018 C, Ref. RB	5.00%	11/01/2024	2,000	2,266,804
Series 2019 F, Ref. RB	5.00%	07/01/2023	3,000	3,225,459
Series 2019 F, Ref. RB	5.00%	07/01/2024	2,000	2,236,872
Atlanta (City of), GA Department of Aviation; Series 2014 B, Ref. RB	5.00%	01/01/2031	500	547,152
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.);
Series 2019 A, RB	5.00%	07/01/2024	1,875	2,097,068
Series 2019 A, RB	5.00%	07/01/2025	1,050	1,217,400
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle);
Series 1994, RB(a)	2.25%	05/25/2023	3,000	3,079,427
Series 1994, RB(a)	2.15%	06/13/2024	2,000	2,079,838
Gainesville (City of) & Hall (County of), GA Development Authority (Acts Retirement-Life Community); Series 2012, RB	5.00%	11/15/2022	1,145	1,195,597
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	725	757,522
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019, RB	5.00%	01/01/2025	355	402,852
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4);
Series 2019, RB	5.00%	01/01/2026	300	351,362
Series 2019, RB	5.00%	01/01/2028	800	984,408
Main Street Natural Gas, Inc.;
Series 2019 B, RB(a)	4.00%	12/02/2024	3,000	3,299,084
Series 2021 A, RB(a)	4.00%	09/01/2027	7,000	8,093,149
Series 2021 C, RB(a)	4.00%	12/01/2028	12,000	14,166,532
Private Colleges & Universities Authority (Emory University); Series 2013 B, Ref. RB (SIFMA Municipal Swap Index + 0.42%)(a)(b)	0.47%	08/16/2022	2,000	2,000,285
				51,113,266
Hawaii–0.61%
Hawaii (State of);
Series 2013, GO Bonds(a)(c)	5.00%	08/01/2023	7,000	7,552,747
Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2026	4,845	5,853,763
Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2027	5,265	6,358,418
Hawaii (State of) State Highway Fund; Series 2011 A, RB	5.00%	01/01/2031	1,000	1,003,882
				20,768,810
Idaho–0.12%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2014 A, RB	5.00%	03/01/2034	375	410,575
Series 2018 A, Ref. RB	5.00%	03/01/2023	2,000	2,114,572
Series 2018 A, Ref. RB	5.00%	03/01/2024	1,350	1,486,047
				4,011,194
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–7.08%
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024	$ 3,205	$ 3,493,596
Series 2004, Ref. RB	5.00%	11/01/2022	5,675	5,918,166
Series 2004, Ref. RB	5.00%	11/01/2023	2,475	2,692,029
Series 2004, Ref. RB	5.00%	11/01/2024	14,440	16,271,975
Series 2012, RB	5.00%	01/01/2027	1,000	1,003,915
Series 2017 B, Ref. RB	5.00%	01/01/2025	3,520	4,002,597
Chicago (City of), IL (Midway Airport); Series 2013 B, Ref. RB	5.00%	01/01/2035	3,000	3,145,141
Chicago (City of), IL (O’Hare International Airport);
Series 2015 B, Ref. RB(c)	5.00%	01/01/2022	3,650	3,664,394
Series 2015 B, Ref. RB	5.00%	01/01/2023	5,000	5,254,749
Series 2015 B, Ref. RB	5.00%	01/01/2028	3,250	3,680,611
Chicago (City of), IL Board of Education; Series 1998 B-1, GO Bonds (INS - NATL)(g)(h)	0.00%	12/01/2025	735	697,513
Chicago (City of), IL Transit Authority;
Series 2011, RB(a)(c)	5.25%	12/01/2021	2,500	2,500,000
Series 2011, RB(a)(c)	5.25%	12/01/2021	1,550	1,550,000
Series 2014, RB	5.00%	12/01/2044	2,000	2,247,760
Series 2014, RB	5.25%	12/01/2049	1,500	1,696,903
Series 2021, Ref. RB	5.00%	06/01/2023	1,320	1,409,206
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds); Series 2017, Ref. RB	5.00%	06/01/2025	4,000	4,599,023
Chicago (City of), IL Transit Authority (FTA Section 5337 State of Good Repair Formula Funds); Series 2017, Ref. RB	5.00%	06/01/2025	1,500	1,726,885
Chicago O’Hare International Airport; Series 2016 B, Ref. RB	5.00%	01/01/2035	4,340	5,067,226
Cook (County of), IL; Series 2011 A, Ref. GO Bonds	5.25%	11/15/2028	8,785	8,807,264
Cook County Community High School District No. 212 Leyden; Series 2016 C, RB (INS - BAM)(g)	5.00%	12/01/2034	1,000	1,128,329
Cook County Township High School District No. 220 Reavis; Series 2012, GO Bonds	3.00%	12/01/2024	1,035	1,051,588
Illinois (State of);
Series 2012, Ref. GO Bonds	5.00%	08/01/2025	4,710	4,852,932
Series 2013, GO Bonds	5.50%	07/01/2026	2,000	2,160,209
Series 2013, RB	5.00%	06/15/2026	500	532,584
Series 2014, GO Bonds	5.00%	02/01/2025	4,695	5,133,094
Series 2017 D, GO Bonds	5.00%	11/01/2024	3,480	3,911,603
Series 2017 D, GO Bonds	5.00%	11/01/2027	1,065	1,288,795
Series 2020, GO Bonds	5.50%	05/01/2024	3,500	3,911,058
Series 2020, GO Bonds	5.50%	05/01/2025	5,000	5,797,268
Series 2020, GO Bonds	5.50%	05/01/2026	6,750	8,068,280
Illinois (State of) Development Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(d)(e)	0.06%	10/01/2033	625	625,000
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	3,000	3,594,439
Illinois (State of) Finance Authority (Edward-Elmhurst Heathcare); Series 2018 B, Ref. RB (SIFMA Municipal Swap Index + 0.75%)(a)(b)	0.80%	07/01/2023	3,750	3,754,343
Illinois (State of) Finance Authority (Field Museum); Series 2019, Ref. RB (68% of 1 mo. USD LIBOR + 0.50%)(a)(b)	0.57%	09/01/2022	6,755	6,755,200
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 B, RB(a)	5.00%	12/15/2022	10,750	11,275,714
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(d)	0.04%	12/01/2046	5,525	5,525,000
Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009 D-1, VRD RB (LOC - PNC Bank N.A.)(d)(e)	0.01%	08/01/2043	18,960	18,960,000
Illinois (State of) Housing Development Authority; Series 2019 C, RB (CEP - GNMA)	4.00%	10/01/2049	6,015	6,591,767
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB(a)(c)	5.70%	06/15/2022	875	909,146
Series 2002, RB(c)	5.70%	06/15/2025	3,125	3,246,949
Series 2002, RB (INS - NATL)(g)(h)	0.00%	12/15/2032	25,000	19,820,997
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB	5.00%	01/01/2031	2,500	2,625,138
Series 2013 A, RB	5.00%	01/01/2032	1,600	1,679,730
Series 2013 A, RB	5.00%	01/01/2038	735	770,969
Series 2015 A, RB	5.00%	01/01/2032	1,635	1,883,693
Kane McHenry Cook & De Kalb Counties Unit School District No. 300; Series 2013, Ref. GO Bonds	5.25%	01/01/2032	1,950	2,052,423
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Lake (County of), IL; Series 2015 A, GO Bonds	4.00%	11/30/2038	$ 2,375	$ 2,620,489
Long Grove (Village of), IL (Sunset Grove);
Series 2020, Ref. RB	2.50%	01/01/2022	240	240,195
Series 2020, Ref. RB	2.50%	01/01/2023	245	247,524
Series 2020, Ref. RB	3.00%	01/01/2026	280	290,099
Series 2020, Ref. RB	3.10%	01/01/2027	290	300,527
Series 2020, Ref. RB	3.25%	01/01/2028	305	315,645
Series 2020, Ref. RB	3.35%	01/01/2029	320	329,701
Series 2020, Ref. RB	3.50%	01/01/2030	330	339,376
Series 2020, Ref. RB	3.60%	01/01/2031	345	354,086
Series 2020, Ref. RB	3.70%	01/01/2032	490	503,743
Morton Grove (Village of), IL (Illinois Holocaust Museum & Educational Center); Series 2006, VRD RB (LOC - Bank of America N.A.)(d)(e)	0.05%	12/01/2041	1,370	1,370,000
Railsplitter Tobacco Settlement Authority; Series 2017, RB	5.00%	06/01/2025	7,000	8,037,802
Regional Transportation Authority; Series 1997, Ref. RB (INS - NATL)(g)	6.00%	06/01/2023	920	966,262
Rosemont (Village of), IL; Series 2017 A, GO Bonds (INS - AGM)(g)	5.00%	12/01/2046	4,000	4,695,374
Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2025	6,700	7,585,523
Springfield (City of), IL; Series 2015, Ref. RB	5.00%	03/01/2023	2,000	2,109,919
Tinley Park (Village of), IL; Series 2013, GO Bonds	5.00%	12/01/2030	1,590	1,734,204
				239,375,670
Indiana–2.43%
Columbus (City of), IN; Series 2016, Ref. RB (INS - BAM)(g)	1.99%	02/15/2027	11,805	11,943,991
Indiana (State of) Finance Authority; Series 2016 C, Ref. RB	5.00%	12/01/2025	7,000	8,256,076
Indiana (State of) Finance Authority (CWA Authority); Series 2014 A, RB	4.25%	10/01/2044	500	542,670
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(d)(e)	0.09%	06/01/2035	4,000	4,000,000
Indiana (State of) Finance Authority (Kings Daughters Hospital & Health); Series 2010, RB	5.50%	08/15/2040	7,955	7,984,870
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2010 A, RB	3.00%	11/01/2030	4,350	4,642,409
Series 2012 B, RB	3.00%	11/01/2030	2,000	2,134,441
Series 2012 C, RB	3.00%	11/01/2030	7,000	7,470,543
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group);
Series 2008 I, Ref. VRD RB (LOC - Barclays Bank PLC)(d)(e)	0.02%	11/01/2037	7,670	7,670,000
Series 2008 J, Ref. VRD RB (LOC - Barclays Bank PLC)(d)(e)	0.02%	11/01/2037	15,925	15,925,000
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	3,500	3,855,530
Indiana Bond Bank; Series 2007 B-1, RB (67% of 3 mo. USD LIBOR + 0.97%)(b)	1.05%	10/15/2022	2,875	2,875,850
Indianapolis (City of), IN Department of Public Utilities; Series 2018 A, Ref. RB	5.00%	10/01/2025	1,350	1,578,906
Purdue University; Series 2016 CC, Ref. RB	5.00%	07/01/2023	3,115	3,349,102
				82,229,388
Iowa–0.36%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, RB	5.25%	12/01/2025	6,000	6,465,754
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(a)(b)(f)	0.63%	01/04/2024	5,785	5,784,539
				12,250,293
Kansas–0.78%
Kansas (State of) Development Finance Authority;
Series 2015 G, RB	5.00%	04/01/2027	5,000	5,302,820
Series 2015 G, RB	5.00%	04/01/2028	5,000	5,302,856
Kansas (State of) Development Finance Authority (Adventist Health Sunbelt Obligated Group); Series 2012 A, Ref. RB	5.00%	11/15/2032	15,475	15,797,740
				26,403,416
Kentucky–2.26%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	1,900	2,069,738
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(a)(b)	1.45%	02/01/2025	2,340	2,358,072
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2025	$ 1,635	$ 1,870,213
Series 2015, RB	5.00%	07/01/2022	450	461,405
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS - NATL)(g)	5.00%	09/01/2026	2,000	2,324,860
Series 2015 A, Ref. RB (INS - NATL)(g)	5.00%	09/01/2027	3,380	3,916,144
Series 2015 A, Ref. RB (INS - NATL)(g)	5.00%	09/01/2028	2,870	3,319,599
Kentucky (Commonwealth of) Property & Building Commission (No. 108); Series 2015 A, RB	5.00%	08/01/2029	4,000	4,605,154
Kentucky (Commonwealth of) Property & Building Commission (No. 112); Series 2016 B, Ref. RB	5.00%	11/01/2026	13,290	16,083,014
Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 A, RB(a)	4.00%	04/01/2024	7,830	8,403,656
Series 2018 B, RB(a)	4.00%	01/01/2025	5,000	5,491,777
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2017 B, Ref. RB	4.00%	07/01/2026	3,750	4,272,311
Kentucky (State of) Property & Building Commission (No. 106); Series 2013 A, RB(a)(c)	5.00%	10/01/2023	1,910	2,074,263
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, RB(c)	5.00%	07/01/2030	3,000	3,084,816
Louisville & Jefferson (Counties of), KY Metropolitan Sewer District;
Series 2017 A, RB	5.00%	05/15/2025	4,025	4,646,384
Series 2017 B, Ref. RB	5.00%	05/15/2025	5,285	6,098,937
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.);
Series 2013 A, RB	5.75%	10/01/2038	100	109,172
Series 2013 A, RB	5.75%	10/01/2042	105	114,530
Trimble (County of), KY (Louisville Gas & Electric); Series 2002 A, Ref. RB	0.63%	09/01/2026	3,375	3,331,132
Western Kentucky University; Series 2012 A, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2032	1,625	1,656,166
				76,291,343
Louisiana–2.08%
East Baton Rouge (Parish of), LA Industrial Development Board, Inc. (ExxonMobil); Series 2010 A, VRD RB(d)	0.02%	08/01/2035	1,051	1,051,000
Jefferson Sales Tax District;
Series 2019 A, Ref. RB (INS - AGM)(g)	5.00%	12/01/2023	1,000	1,090,065
Series 2019 A, Ref. RB (INS - AGM)(g)	5.00%	12/01/2024	1,000	1,132,160
Louisiana (State of);
Series 2012 A, GO Bonds(a)(c)	5.00%	08/01/2022	1,980	2,043,611
Series 2013 A, RB(a)(c)	5.00%	06/15/2023	1,050	1,126,835
Series 2014 C, Ref. GO Bonds	5.00%	08/01/2025	2,400	2,692,088
Series 2016 B, Ref. GO Bonds	5.00%	08/01/2025	10,000	11,630,837
Series 2019 A, RB	5.00%	09/01/2026	2,000	2,394,750
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(d)(e)	0.05%	09/01/2033	1,170	1,170,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(d)(e)	0.05%	07/01/2047	380	380,000
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center); Series 2015 A-2, RB(a)	5.00%	06/01/2025	5,000	5,715,157
Louisiana State Citizens Property Insurance Corp.; Series 2015, Ref. RB (INS - AGM)(g)	5.00%	06/01/2022	14,575	14,922,692
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB	5.00%	07/01/2023	3,250	3,478,690
New Orleans (City of), LA;
Series 2015, RB	5.00%	06/01/2023	700	748,944
Series 2015, RB	5.00%	12/01/2023	600	652,154
Series 2015, RB	5.00%	06/01/2024	400	442,966
Series 2015, RB	5.00%	12/01/2024	750	845,531
Series 2015, RB	5.00%	06/01/2025	500	573,007
Series 2015, RB	5.00%	12/01/2025	825	960,197
Series 2015, RB	5.00%	06/01/2026	250	287,819
Series 2015, RB	5.00%	12/01/2026	500	585,096
Series 2015, RB	5.00%	06/01/2027	350	401,758
Series 2015, RB	5.00%	12/01/2027	750	874,802
Series 2015, Ref. GO Bonds	5.00%	12/01/2022	500	523,814
Series 2015, Ref. GO Bonds	5.00%	12/01/2023	500	546,083
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Series 2015, Ref. GO Bonds	5.00%	12/01/2024	$ 1,000	$ 1,133,120
New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2040	1,300	1,465,437
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 B, Ref. RB (INS - AGM)(g)	5.00%	10/01/2026	200	239,006
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB(a)	4.00%	06/01/2022	2,865	2,916,506
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(a)	2.10%	07/01/2024	3,000	3,100,185
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.00%	05/15/2022	5,000	5,105,252
				70,229,562
Maine–0.03%
Lewiston (City of), ME (UBS Financial Services, Inc.); Series 2008 B, GO Bonds (INS - AGM)(g)	5.50%	12/15/2023	950	954,211
Maryland–1.01%
Anne Arundel (County of), MD; Series 2016, GO Bonds	5.00%	10/01/2031	1,000	1,164,747
Baltimore (City of), MD; Series 2013 C, Ref. RB	5.00%	07/01/2031	495	540,740
Howard (County of), MD Housing Commission (Social Bonds);
Series 2021 A, Ref. RB	1.20%	06/01/2027	3,000	2,985,529
Series 2021 A, Ref. RB	1.60%	06/01/2029	2,000	1,989,760
Maryland (State of); Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	10,000	11,243,167
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC - TD Bank N.A.)(d)(e)	0.05%	04/01/2035	2,015	2,015,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC - TD Bank N.A.)(d)(e)	0.02%	07/01/2041	3,300	3,300,000
Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	10,915	11,037,484
				34,276,427
Massachusetts–1.77%
Massachusetts (Commonwealth of);
Series 2015, GO Bonds	4.00%	05/01/2045	945	991,417
Series 2016 A, GO Bonds	5.00%	03/01/2035	1,000	1,101,870
Series 2019 G, GO Bonds	5.00%	09/01/2033	2,025	2,274,477
Massachusetts (Commonwealth of) Department of Transportation; Series 2019 A, Ref. RB	5.00%	01/01/2027	5,000	6,052,374
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2019 A, Ref. RB(a)	5.00%	01/01/2023	4,750	4,988,293
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2025	845	971,262
Series 2019 A, Ref. RB	5.00%	07/01/2027	2,300	2,790,898
Massachusetts (Commonwealth of) Development Finance Agency (Beth Israel Lahey Health); Series 2019, Ref. RB	5.00%	07/01/2025	1,000	1,155,953
Massachusetts (Commonwealth of) Development Finance Agency (Boston University); Series 2019 DD, RB(a)	5.00%	04/01/2024	6,880	7,437,079
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2017 S-5, Ref. RB (SIFMA Municipal Swap Index + 0.42%)(a)(b)	0.47%	01/27/2022	300	300,025
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University);
Series 2016 A, Ref. RB	5.00%	07/15/2024	4,735	5,314,339
Series 2017 S-4, Ref. RB(a)	5.00%	01/25/2024	15,000	16,484,941
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2025	1,430	1,536,363
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2024	1,000	1,108,597
Massachusetts (Commonwealth of) Transportation Trust Fund; Series 2019 A, Ref. RB	5.00%	01/01/2026	4,000	4,702,481
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank N.A.)(d)(e)	0.04%	01/01/2037	1,500	1,500,000
University of Massachusetts Building Authority; Series 2015-2, Ref. RB	5.00%	11/01/2023	975	1,063,246
				59,773,615
Michigan–1.87%
Grand Rapids (City of), MI; Series 2014, Ref. RB(a)(c)	5.00%	01/01/2024	2,095	2,299,927
Great Lakes Water Authority; Series 2018 A, Ref. RB	5.00%	07/01/2024	2,425	2,700,245
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Building Authority (Facilities Program);
Series 2015 I, Ref. RB	5.00%	04/15/2034	$ 3,135	$ 3,635,919
Series 2019, Ref. RB	5.00%	04/15/2025	2,100	2,412,649
Series 2020, Ref. VRD RB(d)	0.09%	10/15/2042	500	500,000
Michigan (State of) Finance Authority (Beaumont Health Credit Group);
Series 2012, Ref. RB	5.00%	11/01/2032	800	834,354
Series 2015, Ref. RB	5.00%	08/01/2031	3,395	3,789,137
Series 2015, Ref. RB	5.00%	08/01/2032	7,565	8,436,844
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2019 B, RB(a)	3.50%	11/15/2022	4,000	4,119,208
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	825	917,513
Series 2014 D-1, Ref. RB (INS - AGM)(g)	5.00%	07/01/2022	10,000	10,272,830
Michigan (State of) Finance Authority (Great Lakes Water Authority); Series 2014 C-3, RB (INS - AGM)(g)	5.00%	07/01/2028	215	240,582
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.88%	10/01/2023	2,000	2,084,385
Michigan (State of) Finance Authority (Trinity Health Corp.); Series 2015, Ref. RB(a)(c)	5.00%	06/01/2022	7,000	7,168,768
Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(d)	0.05%	08/15/2030	450	450,000
Series 2001 A-2, VRD RB(d)	0.05%	08/15/2030	3,050	3,050,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(d)(e)	0.04%	03/01/2031	2,920	2,920,000
Royal Oak (City of), MI Hospital Finance Authority (Beaumont Health Credit Group);
Series 2014 D, Ref. RB	5.00%	09/01/2029	1,090	1,199,845
Series 2014 D, Ref. RB	5.00%	09/01/2031	2,310	2,540,602
Series 2014 D, Ref. RB	5.00%	09/01/2032	995	1,093,857
Wayne (County of), MI Airport Authority; Series 2015 G, Ref. RB	5.00%	12/01/2033	1,490	1,738,655
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport); Series 2012 A, RB	5.00%	12/01/2037	830	868,676
				63,273,996
Minnesota–0.62%
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2023	500	531,974
Series 2017, Ref. RB	5.00%	05/01/2024	1,200	1,326,669
Series 2017, Ref. RB	5.00%	05/01/2025	800	915,822
Minneapolis & St. Paul (Cities of), MN Housing & Redevelopment Authority (Allina Health System);
Series 2017 A, Ref. RB	5.00%	11/15/2024	1,780	2,018,157
Series 2019, Ref. RB	5.00%	11/15/2023	1,600	1,744,983
Series 2019, Ref. RB	5.00%	11/15/2024	1,900	2,154,212
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2014 A, Ref. RB	5.00%	01/01/2029	315	344,292
Series 2014 A, Ref. RB	5.00%	01/01/2032	1,200	1,309,754
Series 2014 A, Ref. RB	5.00%	01/01/2035	100	109,037
Series 2016 B, Ref. RB	5.00%	01/01/2023	1,000	1,052,070
Series 2016 C, RB	5.00%	01/01/2022	250	250,983
Series 2016 C, RB	5.00%	01/01/2023	225	236,716
Series 2016 C, RB	5.00%	01/01/2024	200	219,168
Minnesota (State of) Higher Education Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC - U.S. Bank N.A.)(d)(e)	0.03%	04/01/2037	2,080	2,080,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB(d)	0.05%	11/01/2035	6,235	6,235,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB(d)	0.05%	10/01/2033	600	600,000
				21,128,837
Mississippi–2.89%
Jackson (County of), MS (Chevron U.S.A., Inc.);
Series 1993, Ref. VRD RB(d)	0.02%	06/01/2023	23,290	23,290,000
Series 1993, Ref. VRD RB(d)	0.02%	06/01/2023	800	800,000
Mississippi (State of) Development Bank (Jackson County Industrial Water System); Series 2009, VRD RB(d)	0.02%	12/01/2039	4,530	4,530,000
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–(continued)
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital);
Series 2019 B, Ref. RB	5.00%	01/01/2024	$ 400	$ 435,451
Series 2019 B, Ref. RB	5.00%	01/01/2025	1,105	1,244,541
Mississippi Business Finance Corp. (Chevron U.S.A, Inc.); Series 2009 I, VRD IDR(d)	0.02%	12/01/2030	8,000	8,000,000
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2007 A, VRD RB(d)	0.02%	12/01/2030	60	60,000
Series 2007 E, VRD IDR(d)	0.02%	12/01/2030	23,300	23,300,000
Series 2010 E, VRD IDR(d)	0.05%	12/01/2030	1,200	1,200,000
Series 2010 G, VRD RB(d)	0.02%	11/01/2035	24,600	24,600,000
Series 2010 K, VRD RB(d)	0.02%	11/01/2035	5,070	5,070,000
Series 2010 L, VRD RB(d)	0.02%	11/01/2035	3,485	3,485,000
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2019, Ref. RB	2.50%	04/01/2022	1,875	1,883,901
				97,898,893
Missouri–0.65%
Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(d)(e)	0.05%	11/01/2037	445	445,000
Joplin (City of), MO Industrial Development Authority (Freeman Health System); Series 2015, Ref. RB	5.00%	02/15/2035	1,820	1,993,196
Kansas City (City of), MO;
Series 2017 C, Ref. RB	5.00%	09/01/2023	1,500	1,620,289
Series 2017 C, Ref. RB	5.00%	09/01/2024	2,675	3,003,231
Missouri (State of) Development Finance Board; Series 2012 A, RB	5.00%	06/01/2037	1,950	1,993,694
Missouri (State of) Health & Educational Facilities Authority (Mercy Health);
Series 2012, RB	4.00%	11/15/2042	230	236,545
Series 2018 A, Ref. RB	5.00%	06/01/2026	120	142,743
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2); Series 2014 A, Ref. RB	5.00%	01/01/2033	2,200	2,405,825
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. RB	5.00%	06/01/2027	2,600	2,999,123
Series 2015 A, Ref. RB	5.00%	12/01/2027	2,910	3,355,185
Series 2015 A, Ref. RB	5.00%	06/01/2028	2,715	3,131,240
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.00%	09/01/2023	595	623,051
				21,949,122
Nebraska–0.36%
Central Plains Energy Project (No. 4); Series 2018, RB(a)	5.00%	01/01/2024	7,750	8,411,943
Douglas (County of), NE Hospital Authority No. 2 (Nebraska Medicine); Series 2020 A, RB (SIFMA Municipal Swap Index + 0.50%)(a)(b)(f)	0.55%	08/01/2023	2,500	2,500,262
Lincoln (City of), NE; Series 2012, Ref. RB(a)(c)	5.00%	09/01/2022	1,250	1,295,452
				12,207,657
Nevada–0.24%
Clark (County of), NV (Las Vegas-McCarran International Airport); Series 2015, Ref. RB	5.00%	07/01/2022	2,000	2,055,519
Clark (County of), NV Department of Aviation (Las Vegas McCarran International Airport); Series 2012 B, Ref. RB	5.00%	07/01/2033	3,945	4,049,815
Las Vegas Valley Water District;
Series 2012 B, GO Bonds	5.00%	06/01/2032	425	434,836
Series 2012 B, GO Bonds	5.00%	06/01/2033	250	255,748
Series 2012 B, GO Bonds	5.00%	06/01/2042	500	511,420
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(f)	2.50%	06/15/2024	695	706,190
				8,013,528
New Jersey–5.95%
New Jersey (State of);
Series 2020 A, GO Bonds	5.00%	06/01/2028	10,000	12,427,372
Series 2020 A, GO Bonds	5.00%	06/01/2029	15,000	19,046,899
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(g)	5.50%	09/01/2022	$ 5,000	$ 5,194,213
Series 2012, Ref. RB	5.00%	06/15/2022	1,500	1,537,734
Series 2012, Ref. RB	5.00%	06/15/2025	215	220,189
Series 2013 NN, Ref. RB	5.00%	03/01/2030	1,000	1,055,584
Series 2014 RR, Ref. RB	4.00%	06/15/2035	465	496,629
Series 2017 A, Ref. RB (INS - BAM)(g)	5.00%	07/01/2027	8,200	10,086,649
Series 2017 A, Ref. RB (INS - BAM)(g)	5.00%	07/01/2028	5,005	6,109,194
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health);
Series 2009 B, VRD RB (LOC - JP Morgan Chase Bank N.A.)(d)(e)	0.01%	07/01/2043	14,515	14,515,000
Series 2009 C, VRD RB (LOC - JP Morgan Chase Bank N.A.)(d)(e)	0.01%	07/01/2043	11,200	11,200,000
Series 2009 D, VRD RB (LOC - TD Bank N.A.)(d)(e)	0.03%	07/01/2043	5,000	5,000,000
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS - AGC)(g)	5.50%	12/15/2021	6,000	6,011,501
Series 2005 B, RB (INS - NATL)(g)	5.50%	12/15/2021	10,000	10,019,057
Series 2005 B, RB (INS - AMBAC)(g)	5.25%	12/15/2023	505	554,424
Series 2006 A, RB (INS - AGM)(g)	5.25%	12/15/2021	1,820	1,823,324
Series 2006, RB (INS - NATL)(g)	5.25%	12/15/2021	7,990	8,004,506
Series 2010 D, RB	5.25%	12/15/2023	3,305	3,628,461
Series 2014 AA, RB	5.00%	06/15/2038	545	599,587
Series 2016, RB	5.00%	06/15/2023	1,250	1,337,978
Series 2016, RN	5.00%	06/15/2030	2,025	2,376,596
Series 2018 A, Ref. RB	5.00%	12/15/2025	5,000	5,834,028
Series 2018 A, Ref. RN	5.00%	06/15/2023	8,500	9,098,252
Series 2018 A, Ref. RN	5.00%	06/15/2024	8,750	9,734,056
Series 2018 A, Ref. RN	5.00%	06/15/2030	5,000	5,868,138
Series 2019, Ref. RB	5.00%	12/15/2025	2,500	2,917,014
Series 2019, Ref. RB	5.00%	12/15/2027	10,250	12,621,822
Subseries 2016 A-1, RN	5.00%	06/15/2024	4,500	5,006,086
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,140	1,343,354
New Jersey (State of) Turnpike Authority;
Series 2005 D-4, RB (INS - AGM)(g)	5.25%	01/01/2026	5,000	5,923,768
Series 2014 A, RB	5.00%	01/01/2030	3,015	3,350,627
Series 2014 A, RB	5.00%	01/01/2033	1,575	1,749,040
Series 2017 C-6, Ref. RB (70% of 1 mo. USD LIBOR + 0.75%)(a)(b)	0.82%	01/01/2023	10,000	10,017,605
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2023	3,000	3,204,728
Series 2018 A, Ref. RB	5.00%	06/01/2024	2,000	2,222,780
Series 2018 A, Ref. RB	5.00%	06/01/2025	1,000	1,149,464
				201,285,659
New Mexico–0.44%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority;
Series 2015, Ref. RB	5.00%	07/01/2023	5,170	5,558,541
Series 2018, RB	5.00%	07/01/2029	375	446,256
Farmington (City of), NM (Southern California Edison); Series 2005 B, Ref. RB	1.80%	04/01/2029	8,000	8,141,061
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	4.00%	07/01/2022	580	589,329
				14,735,187
New York–17.27%
Hempstead (Town of), NY; Series 2019 B, Ref. GO Bonds	5.00%	08/01/2024	1,215	1,363,280
Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2023	1,185	1,269,558
Series 2017 A, Ref. RB	5.00%	11/01/2024	1,245	1,375,866
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Long Island (City of), NY Power Authority;
Series 2012 B, RB	5.00%	09/01/2029	$ 1,525	$ 1,579,018
Series 2014 C, Ref. RN (70% of 1 mo. USD LIBOR + 0.75%)(a)(b)	0.82%	10/01/2023	15,000	15,043,477
Series 2016 B, Ref. RB	5.00%	09/01/2024	2,485	2,802,307
Series 2017, RB	5.00%	09/01/2025	1,000	1,168,771
Series 2019 B, RB(a)	1.65%	09/01/2024	4,000	4,102,178
Metropolitan Transportation Authority;
Series 2012 D, Ref. RB	4.00%	11/15/2032	350	361,190
Series 2012 F, Ref. RB	5.00%	11/15/2026	5,085	5,304,859
Series 2012 F, Ref. RB	5.00%	11/15/2030	4,085	4,253,567
Series 2014 C, RB	5.00%	11/15/2023	5,000	5,444,288
Series 2016 B, Ref. RB	5.00%	11/15/2022	1,250	1,305,681
Series 2016 C-1, RB	5.00%	11/15/2025	2,125	2,469,892
Subseries 2002 G-1H, Ref. RB (67% of 1 mo. USD LIBOR + 0.82%)(a)(b)	0.89%	02/01/2022	2,295	2,296,851
Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(d)(e)	0.02%	11/01/2035	40,900	40,900,000
Subseries 2008 A-2A, Ref. RB (SIFMA Municipal Swap Index + 0.45%)(a)(b)	0.50%	06/01/2022	9,815	9,826,828
Subseries 2012 G-1, VRD Ref. RB (LOC - Barclays Bank PLC)(d)(e)	0.02%	11/01/2032	47,715	47,715,000
Subseries 2012 G-4, Ref. RB (67% of 1 mo. USD LIBOR + 0.55%)(a)(b)	0.62%	11/01/2022	11,730	11,760,485
Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(d)(e)	0.02%	11/15/2050	7,980	7,980,000
Subseries 2021 B-1, VRD RB (LOC - PNC Bank N.A.)(d)(e)	0.05%	11/15/2046	11,180	11,180,000
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2023	1,000	1,088,858
Series 2016 A2, Ref. RB	5.00%	11/15/2027	9,000	10,698,343
Series 2017 B, Ref. RB	5.00%	11/15/2024	8,905	10,041,477
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	3,000	3,266,573
Series 2018 B, Ref. RB	5.00%	11/15/2023	5,000	5,444,288
Series 2020, Ref. RB	5.00%	11/15/2027	3,750	4,569,318
Series 2020, Ref. RB	5.00%	11/15/2028	4,000	4,955,467
Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2013, RB	5.00%	05/01/2027	175	185,960
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	1,500	1,687,759
New York & New Jersey (States of) Port Authority;
Series 2014, RB	5.00%	09/01/2028	3,040	3,414,796
Series 2014, RB	5.00%	09/01/2032	370	415,617
Series 2014, RB	4.00%	12/15/2036	1,720	1,870,050
Series 2015, Ref. RB	5.00%	05/01/2030	1,000	1,148,069
New York (City of), NY;
Series 2012 F, Ref. GO Bonds	5.00%	08/01/2023	9,165	9,236,537
Series 2013 DD, RB	5.00%	06/15/2034	1,505	1,611,649
Series 2015 FF, Ref. RB	5.00%	06/15/2030	2,770	3,195,136
Series 2016 B-1, GO Bonds	5.00%	12/01/2037	2,360	2,820,658
Series 2016 CC, Ref. RB	5.00%	06/15/2046	3,960	4,657,803
Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024	8,050	9,039,293
Series 2018 D, VRD GO Bonds(d)	0.02%	12/01/2047	10,000	10,000,000
Subseries 2012 A-2, VRD GO Bonds(d)	0.02%	10/01/2038	2,000	2,000,000
Subseries 2012 G-6, VRD GO Bonds (LOC - Mizuho Bank Ltd.)(d)(e)	0.02%	04/01/2042	15,945	15,945,000
Subseries 2013 A-1, GO Bonds	4.63%	08/01/2035	1,000	1,072,137
Subseries 2013 A-1, GO Bonds	4.75%	08/01/2038	1,120	1,201,353
Subseries 2014 I-2, VRD GO Bonds(d)	0.01%	03/01/2040	8,900	8,900,000
Subseries 2015 F-5, VRD GO Bonds(d)	0.02%	06/01/2044	3,645	3,645,000
Subseries 2018 E-5, VRD GO Bonds (LOC - TD Bank N.A.)(d)(e)	0.02%	03/01/2048	2,300	2,300,000
New York (City of), NY Industrial Development Agency (Liberty 123 Wash); Series 2007, VRD RB(d)	0.02%	10/01/2042	22,055	22,055,000
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (CPI Rate + 0.87%) (INS - FGIC)(b)(g)	7.09%	03/01/2025	1,025	1,110,766
Series 2006, RB (CPI Rate + 0.88%) (INS - FGIC)(b)(g)	7.10%	03/01/2026	2,725	3,002,056
Series 2006, RB (CPI Rate + 0.89%) (INS - FGIC)(b)(g)	7.11%	03/01/2027	5,500	6,139,610
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Municipal Water Finance Authority;
Series 2013 EE, RB	5.00%	06/15/2047	$ 490	$ 522,452
Series 2015 EE, Ref. RB	5.00%	06/15/2036	10,035	11,158,181
Series 2018 BB, VRD RB(d)	0.10%	06/15/2051	2,000	2,000,000
Subseries 2012 A-1, VRD RB(d)	0.02%	06/15/2044	60,755	60,755,000
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	685	728,401
Series 2014 A-1, RB	5.00%	08/01/2029	1,690	1,888,107
Series 2014 B-1, RB	5.00%	08/01/2039	425	472,664
Series 2015 A, RB	5.00%	08/01/2034	4,525	5,232,558
Series 2015 A-1, RB	5.00%	08/01/2031	510	590,551
Series 2015 B-1, RB	5.00%	08/01/2042	1,060	1,177,093
Series 2015 S, RB	5.00%	07/15/2032	475	550,520
Subseries 2012 F-1, RB	5.00%	05/01/2039	2,000	2,037,895
New York (City of), NY Water & Sewer System;
Series 2014 CC, RB	4.00%	06/15/2045	400	429,153
Series 2015 GG, Ref. RB	5.00%	06/15/2039	1,000	1,145,151
New York (City of), NY Water & Sewer System (2nd Generation Resolution); Series 2008 BB-2, VRD RB(d)	0.02%	06/15/2039	7,660	7,660,000
New York (State of) Dormitory Authority;
Series 2012 A, Ref. RB	5.00%	12/15/2030	2,850	2,990,292
Series 2012 D, RB	5.00%	02/15/2040	2,000	2,018,856
Series 2013 A, RB(a)(c)	5.00%	02/15/2023	5	5,286
Series 2013 A, RB	5.00%	02/15/2024	5,370	5,675,659
Series 2014 A, RB	5.00%	03/15/2031	8,975	9,902,970
Series 2014 A, RB	5.00%	03/15/2034	400	440,778
Series 2014 A, RB	5.00%	03/15/2044	1,000	1,098,334
Series 2015 B, RB	5.00%	03/15/2034	500	579,623
Series 2015 B, RB	5.00%	02/15/2044	1,000	1,128,300
Series 2016 A, RB	5.00%	02/15/2033	5,445	6,491,708
Series 2016 E, RB	5.00%	10/01/2029	3,940	4,710,488
Series 2019 A, Ref. RB(c)	5.00%	03/15/2024	5,000	5,536,763
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2024	1,250	1,392,297
Series 2018 A, Ref. RB	5.00%	08/01/2025	3,000	3,452,606
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(g)	5.75%	07/01/2027	1,760	2,046,918
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2019 B-3, RB(a)	5.00%	05/01/2026	4,000	4,652,185
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(d)(e)	0.03%	05/01/2039	450	450,000
New York (State of) Housing Finance Agency (160 Madison Avenue); Series 2014 A, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(d)(e)	0.02%	11/01/2046	30,850	30,850,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB(d)	0.05%	11/01/2044	4,000	4,000,000
New York (State of) Housing Finance Agency (Sustainability Bonds);
Series 2021 D-2, RB(a)	0.65%	11/01/2025	4,000	3,982,525
Series 2021, RB(a)	0.65%	11/01/2025	2,500	2,489,078
New York (State of) Mortgage Agency; Series 2021, RB	3.25%	10/01/2051	4,000	4,402,316
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2025	780	888,484
Series 2018 L, Ref. RB	5.00%	01/01/2026	1,000	1,177,391
New York City Housing Development Corp. (Sustainable Development); Series 2021 F-2, RB (CEP - Federal Housing Administration)(a)	0.60%	07/01/2025	3,500	3,476,373
New York Liberty Development Corp. (7 World Trade Center); Series 2012 1, Ref. RB	5.00%	09/15/2032	1,495	1,515,223
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center);
Series 2021 A, Ref. RB	0.95%	11/15/2027	3,000	2,970,739
Series 2021 A, Ref. RB	1.20%	11/15/2028	1,000	989,847
Series 2021 A, Ref. RB	1.45%	11/15/2029	2,370	2,360,529
Series 2021 A, Ref. RB	1.70%	11/15/2030	2,200	2,211,503
Series 2021 A, Ref. RB	1.90%	11/15/2031	1,000	1,007,023
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York State Urban Development Corp.;
Series 2013 A-1, RB	5.00%	03/15/2030	$ 945	$ 1,001,906
Series 2013 C, RB	5.00%	03/15/2032	1,105	1,169,916
Series 2013 E, RB	5.00%	03/15/2028	250	265,121
Series 2015 A, Ref. RB	5.00%	03/15/2033	530	614,401
Series 2017 A, Ref. RB	5.00%	03/15/2024	10,000	11,049,281
Poughkeepsie (City of), NY; Series 2021, GO Notes	2.50%	04/29/2022	770	774,713
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	0.45%	06/01/2031	1,250	1,246,522
Triborough Bridge & Tunnel Authority;
Series 2003 B-1, VRD RB (LOC - Bank Of America N.A.)(d)(e)	0.02%	01/01/2033	800	800,000
Series 2013 A, Ref. RB	5.00%	11/15/2028	775	826,810
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2024	4,500	5,015,889
Series 2017 A, Ref. RB	5.00%	06/01/2025	5,000	5,775,074
Utility Debt Securitization Authority; Series 2015, Ref. RB	5.00%	12/15/2036	4,150	4,848,364
Westchester County Local Development Corp.; Series 2021, Ref. RB(f)	2.88%	07/01/2026	3,370	3,391,231
				584,242,717
North Carolina–3.11%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group); Series 2021, RB(a)	5.00%	12/01/2031	8,250	11,115,460
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health);
Series 2008, RB(a)	0.80%	10/31/2025	5,000	5,000,000
Series 2018 H, VRD RB(d)	0.01%	01/15/2048	6,370	6,370,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2007 B, Ref. VRD RB(d)	0.01%	01/15/2038	14,695	14,695,000
Series 2007 C, Ref. VRD RB(d)	0.01%	01/15/2037	24,410	24,410,000
Series 2018 E, RB (SIFMA Municipal Swap Index + 0.45%)(a)(b)	0.50%	12/01/2047	5,000	5,000,000
Columbus (County of), NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.); Series 2019, Ref. RB(a)	2.00%	10/01/2024	850	885,693
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(d)	0.04%	12/01/2021	800	800,000
North Carolina (State of) Municipal Power Agency No. 1 (Catawba);
Series 2015 A, Ref. RB	5.00%	01/01/2028	1,615	1,878,027
Series 2015 B, Ref. RB	5.00%	01/01/2022	1,875	1,882,247
Series 2019 A, Ref. RB	5.00%	01/01/2023	2,335	2,454,491
North Carolina (State of) Turnpike Authority;
Series 2017, Ref. RB (INS - AGM)(g)	5.00%	01/01/2024	1,150	1,256,689
Series 2017, Ref. RB	5.00%	01/01/2025	2,025	2,286,008
Series 2017, Ref. RB (INS - AGM)(g)	5.00%	01/01/2026	1,350	1,581,131
North Carolina Medical Care Commission (Wake Forest Baptist Obligated Group); Series 2012 A, RB	4.00%	12/01/2045	230	235,881
University of North Carolina at Chapel Hill; Series 2012, RB (67% of 1 mo. USD LIBOR + 0.40%)(a)(b)	0.47%	11/09/2022	5,000	5,007,360
Wake (County of), NC Industrial Facilities & Pollution Control Financing Authority (Duke Energy); Series 2013, Ref. RB	4.00%	06/01/2041	19,485	20,462,681
				105,320,668
Ohio–3.44%
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	835	852,028
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	3,000	3,277,173
American Municipal Power, Inc. (AMP Fremont Energy Center);
Series 2012, RB(a)(c)	5.00%	02/15/2022	10,415	10,516,696
Series 2017 A, Ref. RB	5.00%	02/15/2027	5,000	6,069,650
Cleveland (City of), OH; Series 2011 A, RB	5.00%	01/01/2022	2,315	2,323,986
Franklin (County of), OH (Ohiohealth Corp.); Series 2013, Ref. RB(a)(c)	5.00%	05/15/2023	750	800,865
Franklin (County of), OH (OhioHealth Corp.); Series 2011 B, Ref. RB(a)	5.00%	05/15/2023	4,900	5,223,129
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(d)(e)	0.05%	08/02/2038	135	135,000
Miami University (A State University of Ohio);
Series 2014, Ref. RB	5.00%	09/01/2023	1,465	1,586,512
Series 2017, Ref. RB	5.00%	09/01/2023	1,995	2,160,472
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Montgomery (County of), OH (Premier Health Partners Obligated Group); Series 2019 B, Ref. VRD RB (LOC - PNC Bank N.A.)(d)(e)	0.05%	11/15/2045	$19,425	$ 19,425,000
Ohio (State of);
Series 2014 A, GO Bonds(a)(c)	5.00%	03/01/2022	4,190	4,240,371
Series 2017 A, GO Bonds	5.00%	03/15/2031	4,620	5,097,685
Series 2017 A, GO Bonds	5.00%	03/15/2033	1,535	1,691,117
Series 2017 A, GO Bonds	5.00%	03/15/2035	1,000	1,100,259
Series 2017 A, GO Bonds	5.00%	05/01/2035	1,170	1,341,956
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2017, Ref. RB	5.00%	01/01/2026	1,205	1,419,824
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(a)	2.40%	10/01/2029	4,500	4,729,985
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group);
Series 2008 B4, Ref. VRD RB(d)	0.01%	01/01/2043	17,140	17,140,000
Series 2013 B-2, VRD RB(d)	0.03%	01/01/2039	25,370	25,370,000
Ohio (State of) Housing Finance Agency;
Series 2017 A, RB (CEP - GNMA)	4.10%	03/01/2042	690	740,342
Series 2018 A, RB (CEP - GNMA)	4.00%	09/01/2048	1,010	1,085,396
				116,327,446
Oklahoma–0.27%
Grand River Dam Authority; Series 2016 A, Ref. RB	5.00%	06/01/2024	2,500	2,787,045
Oklahoma (State of) Capitol Improvement Authority; Series 2014 A, Ref. RB	5.00%	07/01/2025	1,615	1,799,704
Oklahoma (State of) Turnpike Authority; Series 2017 A, RB	4.00%	01/01/2047	1,200	1,339,423
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools); Series 2016, RB	5.00%	09/01/2026	3,100	3,345,759
				9,271,931
Oregon–0.88%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020, Ref. RB	2.75%	11/15/2025	2,000	2,001,620
Multnomah (County of), OR; Series 2017, GO Bonds	5.00%	06/01/2023	6,960	7,457,528
Multnomah (County of), OR Hospital Facilities Authority (Green Bonds);
Series 2021 B, Ref. RB	1.20%	06/01/2028	1,100	1,087,059
Series 2021 B2, Ref. RB	0.95%	06/01/2027	2,835	2,804,879
Oregon (State of) Department of Transportation;
Series 2017 C, Ref. RB	5.00%	11/15/2025	3,525	4,142,243
Series 2017 C, Ref. RB	5.00%	11/15/2026	2,000	2,425,257
Portland (City of), OR; Series 2011 B, RB	5.25%	06/15/2029	630	631,692
Portland (City of), OR Community College District; Series 2013, GO Bonds	5.00%	06/15/2022	6,000	6,156,209
Salem-Keizer School District No. 24J; Series 2009 B, GO Bonds (CEP - Oregon School Bond Guaranty)(h)	0.00%	06/15/2023	2,500	2,484,344
Yamhill (County of), OR Hospital Authority (Friendsview); Series 2021 B-2, RB	2.13%	11/15/2027	500	500,538
				29,691,369
Pennsylvania–3.89%
Allegheny (County of), PA; Series 2014 C-74, GO Bonds	5.00%	12/01/2034	1,000	1,131,520
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2008 A, Ref. VRD RB(d)	0.01%	12/01/2037	4,125	4,125,000
Boyertown Area School District; Series 2014, GO Bonds	5.00%	10/01/2043	5,225	5,530,695
Commonwealth Financing Authority;
Series 2015 A, RB	5.00%	06/01/2034	6,000	6,869,368
Series 2018, RB	5.00%	06/01/2025	5,500	6,327,782
Series 2018, RB	5.00%	06/01/2026	2,000	2,373,195
Dauphin (County of), PA General Authority (Pinnacle Health System); Series 2012, RB	5.00%	06/01/2042	3,175	3,246,225
Delaware River Port Authority; Series 2013, RB	5.00%	01/01/2031	1,655	1,810,349
Delaware Valley Regional Financial Authority; Series 2018 B, RB (SIFMA Municipal Swap Index + 0.42%)(a)(b)	0.47%	09/01/2022	4,000	4,000,228
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(d)(e)	0.05%	06/01/2037	5,610	5,610,000
Lancaster (City of), PA Industrial Development Authority (Willow Valley Retirement); Series 2009 B, VRD RB (LOC - PNC Bank N.A.)(d)(e)	0.05%	12/01/2039	5,000	5,000,000
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2008 D, VRD RB (LOC - JP Morgan Chase Bank N.A.)(d)(e)	0.03%	07/01/2034	4,605	4,605,000
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lancaster (County of), PA Solid Waste Management Authority; Series 2013 B, RB	5.00%	12/15/2033	$ 1,000	$ 1,090,880
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2022	1,350	1,396,469
Series 2018 A, Ref. RB	5.00%	09/01/2023	1,050	1,132,281
Series 2018 A, Ref. RB	5.00%	09/01/2024	1,000	1,118,035
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.72%)(a)(b)	0.77%	09/01/2023	4,700	4,700,208
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2012, RB(a)(c)	5.00%	05/15/2022	1,000	1,022,066
Series 2012, Ref. IDR(a)(c)	5.00%	05/15/2022	2,000	2,044,132
Pennsylvania (Commonwealth of);
First Series 2016, Ref. GO Bonds	5.00%	09/15/2026	5,000	6,019,716
First Series 2016, Ref. GO Bonds	5.00%	02/01/2028	1,690	1,982,159
Second Series 2013, GO Bonds	5.00%	10/15/2032	1,475	1,600,311
Second Series 2016, GO Bonds	5.00%	09/15/2028	2,455	2,942,851
Series 2018 A, Ref. COP	5.00%	07/01/2023	500	536,007
Series 2018 A, Ref. COP	5.00%	07/01/2025	500	572,038
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC - PNC Bank N.A.)(d)(e)	0.09%	12/01/2025	100	100,000
Pennsylvania (Commonwealth of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC - PNC Bank N.A.)(d)(e)	0.09%	08/01/2026	100	100,000
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2021, Ref. RB	3.00%	10/01/2051	13,750	14,720,309
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2011 A, RB	5.00%	12/01/2022	1,500	1,571,132
Series 2011 A, RB	5.00%	12/01/2023	1,500	1,640,142
Series 2014 C, RB	5.00%	12/01/2032	2,850	3,235,294
Series 2014 C, RB	5.00%	12/01/2033	1,325	1,503,611
Series 2014 C, RB	5.00%	12/01/2039	2,100	2,367,105
Series 2014, Ref. RB	5.00%	12/01/2033	5,000	5,674,004
Series 2019 A, RB	5.00%	12/01/2026	1,000	1,204,406
Series 2019 A, RB	5.00%	12/01/2027	1,500	1,853,814
Series 2019 A, RB	5.00%	12/01/2028	2,000	2,531,962
Philadelphia (City of), PA;
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2023	1,000	1,078,964
Series 2019 B, GO Bonds	5.00%	02/01/2024	850	933,994
Series 2019 B, GO Bonds	5.00%	02/01/2025	1,000	1,140,422
Series 2019 B, GO Bonds	5.00%	02/01/2026	1,200	1,415,019
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital); Series 2014 A, RB	4.00%	07/01/2044	1,000	1,083,030
Philadelphia (City of), PA Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2022	2,250	2,320,902
Series 2015, Ref. RB	5.00%	08/01/2023	4,000	4,309,575
Series 2015, Ref. RB	5.00%	08/01/2032	3,000	3,436,207
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/2027	1,320	1,335,887
Pittsburgh (City of), PA Water & Sewer Authority; Series 2019 A, RB (INS - AGM)(g)	5.00%	09/01/2024	1,000	1,121,826
				131,464,120
Puerto Rico–1.70%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	940	946,531
Series 2002, RB	5.50%	05/15/2039	7,000	7,187,342
Series 2002, RB	5.63%	05/15/2043	900	905,284
Puerto Rico (Commonwealth of);
Series 2003 A, GO Bonds (INS - AGC)(g)	5.00%	07/01/2027	1,485	1,496,137
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(g)	6.00%	07/01/2027	3,400	3,437,937
Series 2004 A, GO Bonds (INS - AGC)(g)	5.00%	07/01/2029	250	251,875
Series 2007 A, GO Bonds (INS - AGC)(g)	5.00%	07/01/2023	335	337,512
Series 2011 A, Ref. GO Bonds (INS - AGM)(g)	5.25%	07/01/2024	8,415	8,499,150
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Convention Center District Authority;
Series 2006 A, RB (INS - AGC)(g)	5.00%	07/01/2027	$ 295	$ 297,213
Series 2006 A, RB (INS - AMBAC)(g)	5.00%	07/01/2031	1,500	1,532,253
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(g)	5.00%	07/01/2025	300	304,465
Series 2005 RR, RB (INS - SGI)(g)	5.00%	07/01/2026	4,000	4,005,600
Series 2005 SS, Ref. RB (INS - NATL)(g)	5.00%	07/01/2024	5,645	5,729,019
Series 2005 SS, Ref. RB (INS - NATL)(g)	5.00%	07/01/2025	355	360,284
Series 2007 TT, RB (INS - NATL)(g)	5.00%	07/01/2023	225	228,349
Series 2007 TT, RB (INS - NATL)(g)	5.00%	07/01/2026	270	274,019
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB (INS - NATL)(g)	4.75%	07/01/2038	1,220	1,236,584
Series 2002 D, RB (INS - AGM)(g)	5.00%	07/01/2027	615	619,612
Series 2002 D, RB (INS - AGM)(g)	5.00%	07/01/2032	435	438,262
Series 2003, RB (INS - AGC)(g)	5.00%	07/01/2028	1,070	1,078,025
Series 2004 J, RB (INS - NATL)(g)	5.00%	07/01/2029	1,575	1,598,442
Series 2007 M, RB (INS - AGC)(g)	5.00%	07/01/2032	160	161,200
Series 2007 M, RB (INS - AGC)(g)	5.00%	07/01/2037	280	282,100
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2006 B, RB (INS - AGC)(g)	5.00%	07/01/2023	100	100,750
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2007 M-3, Ref. RB (INS - NATL)(g)	6.00%	07/01/2024	300	303,347
Series 2007 M-3, Ref. RB (INS - NATL)(g)	6.00%	07/01/2027	1,145	1,157,776
Series 2007 M-3, Ref. RB (INS - NATL)(g)	6.00%	07/01/2028	100	101,116
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2024	9,852	9,465,556
Series 2018 A-1, RB(h)	0.00%	07/01/2027	5,752	5,263,873
				57,599,613
Rhode Island–0.34%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(d)	0.06%	09/01/2043	500	500,000
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS - AGC)(g)	5.25%	09/15/2029	1,265	1,270,155
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	2,435	2,799,126
Series 2015 A, Ref. RB	5.00%	06/01/2027	3,600	4,122,834
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,920	2,190,126
Series 2015 B, Ref. RB	2.25%	06/01/2041	510	538,905
				11,421,146
South Carolina–0.98%
Greenville (City of), SC Health System; Series 2014 B, RB	4.00%	05/01/2044	620	662,476
Patriots Energy Group Financing Agency; Series 2018 A, RB(a)	4.00%	02/01/2024	8,750	9,370,082
SCAGO Educational Facilities Corp. for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2026	2,250	2,584,752
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2018 A, Ref. RB	5.00%	05/01/2025	1,500	1,719,907
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	05/01/2024	1,000	1,107,343
Series 2018 C, VRD RB(d)	0.16%	05/01/2048	10,000	10,000,000
South Carolina (State of) Public Service Authority; Series 2013 E, RB	5.00%	12/01/2048	2,000	2,172,651
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2011 C, Ref. RB(a)(c)	5.00%	12/01/2021	350	350,000
South Carolina Transportation Infrastructure Bank; Series 2012 B, Ref. RB(a)(c)	5.00%	10/01/2022	5,000	5,200,500
				33,167,711
South Dakota–0.01%
South Dakota (State of) Health & Educational Facilities Authority (Sanford); Series 2012 E, RB	5.00%	11/01/2042	285	295,926
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–2.11%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2023	$ 1,800	$ 1,932,001
Series 2018 A, Ref. RB	5.00%	07/01/2024	2,000	2,142,708
Series 2018 A, Ref. RB	5.00%	07/01/2025	2,000	2,140,403
Series 2018 A, Ref. RB	5.00%	07/01/2032	2,950	3,150,793
Series 2018 A, Ref. RB	5.00%	07/01/2034	300	320,223
Jackson (City of), TN (Jackson-Madison County Hospital); Series 2015, Ref. RB(c)	5.00%	04/01/2029	1,550	1,756,934
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2024	1,840	2,041,272
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2023	39,950	43,195,650
Series 2017 A, RB(a)	4.00%	05/01/2023	3,420	3,577,460
Series 2018, RB(a)	4.00%	11/01/2025	4,000	4,458,078
Series 2021 A, RB(a)	5.00%	11/01/2031	5,000	6,471,468
				71,186,990
Texas–7.36%
Austin (City of), TX; Series 2014, Ref. RB	5.00%	11/15/2039	1,100	1,217,023
Austin (City of), TX Electric Utility System; Series 2012, RB	4.00%	11/15/2037	150	154,541
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2022	350	351,004
Series 2017, Ref. RB	5.00%	01/01/2025	500	549,805
Series 2017, Ref. RB	5.00%	01/01/2025	400	429,849
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	5.00%	08/15/2023	395	417,050
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 B, RB	5.00%	11/01/2032	200	208,551
Series 2013 B, RB	5.00%	11/01/2044	630	655,689
Series 2013 F, Ref. RB	5.25%	11/01/2033	4,490	4,899,673
Series 2014 C, RB	5.00%	11/01/2032	1,330	1,442,354
Denton Independent School District; Series 2015, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	6,685	7,513,965
DeSoto Independent School District; Series 2016 B, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2033	1,000	1,119,111
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP - Texas Permanent School Fund)	6.00%	02/15/2028	11,370	13,353,294
Fort Bend County Municipal Utility District No. 58; Series 2018 B, GO Bonds (INS - AGM)(g)	4.00%	04/01/2041	525	547,703
Frisco Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2025	2,500	2,912,489
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 B, RB(a)	5.00%	10/01/2023	5,000	5,410,601
Guadalupe-Blanco River Authority;
Series 2021, RB	4.00%	08/15/2034	500	542,922
Series 2021, RB	4.00%	08/15/2036	265	287,228
Series 2021, RB	4.00%	08/15/2037	550	595,519
Series 2021, RB	4.00%	08/15/2038	585	632,925
Series 2021, RB	4.00%	08/15/2039	425	460,055
Series 2021, RB	4.00%	08/15/2046	1,505	1,622,837
Series 2021, RB	4.00%	08/15/2051	2,000	2,153,257
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(d)	0.01%	11/01/2041	48,670	48,670,000
Hale Center Education Facilities Corp. (Wayland Baptist); Series 2010, Ref. RB	5.00%	03/01/2035	800	802,101
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(d)(e)	0.05%	02/15/2042	1,350	1,350,000
Harris (County of), TX Metropolitan Transit Authority; Series 2017 B, Ref. RB	5.00%	11/01/2025	3,040	3,569,095
Harris County Cultural Education Facilities Finance Corp.; Series 2019 A, Ref. RB (1 mo. USD LIBOR + 0.65%)(a)(b)	0.72%	07/01/2024	8,000	8,029,139
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2013 A, Ref. RB	5.00%	12/01/2023	1,625	1,702,427
Series 2014 A, RB(a)(c)	5.00%	12/01/2024	1,445	1,643,991
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2022	855	866,092
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston (City of), TX;
Series 2014 C, Ref. RB	5.00%	05/15/2024	$ 3,685	$ 4,103,830
Series 2016 A, Ref. GO Bonds	5.00%	03/01/2024	3,060	3,378,554
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2028	5,350	6,489,813
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	5.00%	02/15/2042	250	252,441
Houston Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2025	3,750	4,301,651
Leander Independent School District; Series 2014 D, Ref. GO Bonds (CEP - Texas Permanent School Fund)(h)	0.00%	08/15/2027	5,675	5,000,871
Lone Star College System; Series 2016, Ref. RB	5.00%	08/15/2031	1,030	1,198,439
Lower Colorado River Authority;
Series 2012 A, Ref. RB(c)	5.00%	05/15/2039	250	255,379
Series 2013, Ref. RB	5.00%	05/15/2039	510	541,556
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2018, Ref. RB	5.00%	05/15/2023	1,900	2,030,472
Series 2018, Ref. RB	5.00%	05/15/2024	2,430	2,697,965
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil ); Series 2010, VRD RB(d)	0.02%	11/01/2038	9,300	9,300,000
North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2026	1,870	2,181,944
North Texas Tollway Authority;
Series 2015 A, Ref. RB	5.00%	01/01/2030	2,000	2,262,368
Series 2015 B, Ref. RB	5.00%	01/01/2040	1,100	1,154,077
Series 2016 A, Ref. RB	5.00%	01/01/2027	1,595	1,742,623
Series 2019 B, Ref. RB	5.00%	01/01/2025	2,000	2,276,182
Northside Independent School District (School Building); Series 2012, GO Bonds (CEP - Texas Permanent School Fund)(a)	1.75%	06/01/2022	2,700	2,705,467
Porter (City of), TX Municipal Utility District; Series 2016, GO Bonds (INS - AGM)(g)	4.00%	03/01/2038	800	839,176
San Antonio (City of), TX;
Series 2016, RB(c)	5.00%	02/01/2023	5,345	5,640,344
Series 2016, RB	5.00%	02/01/2023	1,155	1,219,659
San Antonio (City of), TX Water System; Series 2013 B, Ref. RB	5.00%	05/15/2031	2,720	2,899,369
San Antonio Independent School District; Series 2019, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2025	5,400	6,290,977
San Jacinto River Authority (Woodlands Water Supply System); Series 2014, Ref. RB (INS - BAM)(g)	5.00%	10/01/2029	1,390	1,506,281
Sienna Plantation Management District;
Series 2021, GO Bonds (INS - BAM)(g)	2.00%	10/15/2029	535	544,729
Series 2021, GO Bonds (INS - BAM)(g)	2.00%	10/15/2030	555	562,388
Series 2021, GO Bonds (INS - BAM)(g)	2.00%	10/15/2031	575	580,546
Series 2021, GO Bonds (INS - BAM)(g)	2.00%	10/15/2032	595	598,975
Socorro (City of), TX; Series 2014, Ctfs. of Obligation (INS - BAM)(g)	5.00%	03/01/2033	1,035	1,138,226
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2018 A, Ref. RB	5.00%	07/01/2024	1,850	2,057,454
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center); Series 2014, RB	5.00%	12/01/2039	300	325,952
Texas (State of);
Series 2006 B, VRD GO Bonds(d)	0.05%	04/01/2036	21,860	21,860,000
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2023	5,000	5,432,704
Series 2021 B, Ref. GO Bonds	4.00%	08/01/2028	1,250	1,402,229
Series 2021 B, Ref. GO Bonds	4.00%	08/01/2029	1,375	1,540,325
Series 2021 B, Ref. GO Bonds	4.00%	08/01/2030	1,250	1,398,366
Series 2021 B, Ref. GO Bonds	4.00%	08/01/2031	1,250	1,396,920
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB(d)	0.11%	05/01/2042	375	375,000
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB	4.00%	08/15/2038	350	358,288
Series 2015 C, Ref. RB	5.00%	08/15/2042	2,065	2,310,508
Texas (State of) Water Development Board (State Water Implementation Fund);
Series 2018 A, RB	5.00%	10/15/2022	2,500	2,605,114
Series 2018 A, RB	5.00%	10/15/2024	2,500	2,829,489
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,765	4,343,636
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas State University Board of Regents;
Series 2017 A, Ref. RB	5.00%	03/15/2023	$ 2,150	$ 2,282,348
Series 2017 A, Ref. RB	5.00%	03/15/2024	4,000	4,423,261
University of Texas System Board of Regents; Series 2008 B, VRD RB(d)	0.03%	08/01/2025	6,035	6,035,000
				248,781,186
Utah–1.45%
Murray (City of), UT (IHC Health Services, Inc.);
Series 2003 D, VRD RB(d)	0.01%	05/15/2036	9,550	9,550,000
Series 2005 B, VRD RB(d)	0.01%	05/15/2037	11,385	11,385,000
Utah (County of), UT (IHC Health Services, Inc.); Series 2018 B, RB(a)	5.00%	08/01/2024	4,000	4,397,092
Weber (County of), UT (IHC Health Services, Inc.);
Series 2000 A, VRD RB(d)	0.01%	02/15/2031	4,400	4,400,000
Series 2000 C, VRD RB(d)	0.01%	02/15/2035	19,335	19,335,000
				49,067,092
Virgin Islands–0.25%
Virgin Islands (Government of) Public Finance Authority;
Series 2010 A, RB (INS - AGM)(g)	5.00%	10/01/2029	215	223,239
Series 2015, RB(f)	5.00%	09/01/2022	2,220	2,287,574
Series 2015, RB(f)	5.00%	09/01/2023	1,750	1,869,658
Series 2015, RB(f)	5.00%	09/01/2024	1,650	1,819,992
Series 2015, RB(f)	5.00%	09/01/2025	1,500	1,700,988
Virgin Islands (Government of) Water & Power Authority (Electric System); Series 2010 B, RB (INS - AGM)(g)	5.00%	07/01/2022	470	474,212
				8,375,663
Virginia–1.79%
Chesapeake Bay Bridge & Tunnel District; Series 2019, RAN	5.00%	11/01/2023	17,645	19,167,446
Fairfax (County of), VA Economic Development Authority (Wiehle Ave Metrorail Station); Series 2020, Ref. RB	5.00%	08/01/2027	1,400	1,722,118
Fairfax (County of), VA Industrial Development Authority (Inova Health System); Series 2012, RB	4.00%	05/15/2042	225	228,752
Norfolk (City of), VA; Series 2007, VRD GO Bonds(d)	0.05%	08/01/2037	5,950	5,950,000
Stafford (County of) & Staunton (City of), VA Industrial Development Authority; Series 2008 B, RB	6.50%	08/01/2028	1,050	1,050,491
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs); Series 2015 A, RB	5.00%	02/01/2024	4,075	4,486,064
Virginia (State of) Housing Development Authority; Subseries 2012 C-2, RB	3.45%	04/01/2038	4,970	5,086,858
Virginia Commonwealth Transportation Board;
Series 2016, RB	5.00%	03/15/2024	1,500	1,658,723
Series 2016, RB	5.00%	09/15/2024	1,015	1,144,509
Series 2017 A, Ref. RB	5.00%	05/15/2024	5,395	6,005,372
Series 2017, RB	5.00%	05/15/2025	5,640	6,514,912
Series 2017, Ref. RB	5.00%	09/15/2023	5,000	5,422,605
York (County of), VA Economic Development Authority; Series 2009 A, Ref. PCR(a)	1.90%	06/01/2023	2,000	2,046,092
				60,483,942
Washington–3.07%
Energy Northwest (Columbia Generating Station); Series 2014 A, Ref. RB	5.00%	07/01/2035	1,135	1,261,347
Energy Northwest (No. 3); Series 2018 C, Ref. RB	5.00%	07/01/2023	4,000	4,297,964
King (County of), WA; Series 2015, Ref. RB	4.00%	07/01/2037	32,645	35,818,665
Seattle (City of), WA; Series 2015 A, Ref. GO Bonds	5.00%	06/01/2023	4,000	4,286,562
Seattle (Port of), WA; Series 2015 B, Ref. RB	5.00%	03/01/2022	1,205	1,219,455
University of Washington; Series 2015 B, Ref. RB	5.00%	06/01/2032	3,700	4,258,260
Washington (State of);
Series 1998 C, GO Bonds	5.50%	07/01/2023	1,925	2,035,306
Series 2013 B, GO Bonds	5.00%	08/01/2034	1,000	1,076,523
Series 2014 A-1, GO Bonds	5.00%	08/01/2035	1,000	1,117,506
Series 2014 E, GO Bonds	5.00%	02/01/2031	1,930	2,116,311
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(a)(b)	1.45%	01/01/2025	5,650	5,679,942
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center); Series 2017, Ref. RB (67% of 1 mo. USD LIBOR + 1.10%)(a)(b)	1.16%	07/01/2022	$ 5,000	$ 5,003,194
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2032	1,940	2,015,965
Series 2012 A, RB	4.00%	10/01/2034	2,010	2,071,296
Series 2012 A, RB	5.00%	10/01/2042	3,000	3,116,444
Washington (State of) Housing Finance Commission; Series 2021-1, Class A, Ctfs.	3.50%	12/20/2035	6,058	7,028,535
Washington (State of) Housing Finance Commission (Artspace Everett Lofts); Series 2008 B, VRD RB(d)	0.05%	12/01/2041	3,200	3,200,000
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(d)(e)	0.05%	09/01/2049	2,175	2,175,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(d)(e)	0.05%	11/01/2047	3,440	3,440,000
Washington (State of) Tobacco Settlement Authority;
Series 2018, Ref. RB	5.00%	06/01/2023	2,500	2,674,226
Series 2018, Ref. RB	5.00%	06/01/2024	3,750	4,005,021
Washington Health Care Facilities Authority (CommonSpirit Health); Series 2019 B-3, Ref. RB(a)	5.00%	08/01/2026	5,000	5,890,488
				103,788,010
West Virginia–0.32%
Mason (County of), WV (Appalachian Power Co.); Series 2003 L, PCR	2.75%	10/01/2022	2,500	2,548,736
West Virginia (State of) Economic Development Authority; Series 2017, Ref. RB	5.00%	06/15/2027	5,610	6,833,661
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(d)(e)	0.15%	01/01/2034	1,285	1,285,000
				10,667,397
Wisconsin–0.37%
Public Finance Authority (Barton College); Series 2018 A, RB	5.00%	03/01/2028	1,335	1,448,114
Wisconsin (State of); Series 2017-1, Ref. RB	5.00%	07/01/2025	3,790	4,397,168
Wisconsin (State of) Department of Transportation; Series 2015 A, RB	5.00%	07/01/2030	1,945	2,167,359
Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group); Series 2018 B-3, Ref. RB(a)	5.00%	01/31/2024	2,495	2,738,697
Wisconsin (State of) Health & Educational Facilities Authority (Gundersen Lutheran); Series 2012, RB	5.00%	11/15/2044	685	714,707
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.); Series 2015, Ref. RB	5.00%	12/15/2039	1,000	1,126,266
				12,592,311
Wyoming–0.03%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(c)	5.00%	01/01/2024	1,000	1,096,125
TOTAL INVESTMENTS IN SECURITIES(i)–98.93% (Cost $3,264,385,264)					3,345,906,156
OTHER ASSETS LESS LIABILITIES–1.07%					36,221,262
NET ASSETS–100.00%					$3,382,127,418
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLB	– Federal Home Loan Bank
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2021.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $43,831,968, which represented 1.30% of the Fund’s Net Assets.
(g)	Principal and/or interest payments are secured by the bond insurance company listed.
(h)	Zero coupon bond issued at a discount.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2021, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Limited Term Municipal Income Fund